Exhibit 99.2

Ford Credit Auto Lease Trust 2021-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31,2022,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31,2022, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31,2022, leases with a total base residual value of $28,734,701.36 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2023. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31,2022,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2023-	March	$369,669,150.00
	April	$319,694,718.93	$6,460,534.52	24.48%	$45,249,259.68	12.88%
	May	$278,016,666.75	$5,675,060.19	21.50%	$37,630,156.05	10.71%
	June	$223,887,395.71	$4,619,234.14	17.50%	$50,924,901.84	14.49%
	July	$173,709,380.84	$3,626,382.23	13.74%	$47,690,905.54	13.57%
	August	$116,349,622.11	$2,467,200.14	9.35%	$55,776,470.62	15.87%
	September	$55,459,833.13	$1,231,704.50	4.67%	$60,250,141.31	17.15%
	October	$13,680,527.30	$346,657.97	1.31%	$41,714,875.96	11.87%
	November	$10,894,403.52	$281,760.84	1.07%	$2,574,007.50	0.73%
	December	$8,694,491.55	$225,668.49	0.86%	$2,029,722.80	0.58%
2024-	January	$7,429,142.44	$193,069.96	0.73%	$1,116,570.65	0.32%
	February	$7,246,358.87	$192,049.05	0.73%	$28,561.20	0.01%
	March	$7,091,206.09	$192,049.05	0.73%	$0.00	0.00%
	April	$6,935,263.59	$192,049.05	0.73%	$0.00	0.00%
	May	$6,755,303.92	$191,351.35	0.73%	$23,921.00	0.01%
	June	$6,390,647.93	$185,065.63	0.70%	$213,947.10	0.06%
	July	$5,207,867.92	$153,174.77	0.58%	$1,062,091.00	0.30%
	August	$3,563,451.22	$106,022.02	0.40%	$1,564,868.00	0.45%
	September	$1,722,696.65	$51,892.73	0.20%	$1,806,976.00	0.51%
	October	$17,629.38	$531.35	0.00%	$1,713,293.00	0.49%
	November	$0.00	$0.00	0.00%	$17,719.00	0.01%

Total			$26,391,457.98	100.00%	$351,388,388.25	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$377,779,846.23

Ford Credit Auto Lease Trust 2021-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2023	Car	42	12.46%	$7,743	18.86%	47.00%
	CUV	306	21.81%	$6,790	15.44%	34.39%
	SUV	65	41.14%	$9,536	11.74%	25.93%
	Truck	88	17.29%	$6,893	12.88%	25.13%

	Total/Average	501	20.81%	$7,245	14.42%	31.46%

FEBRUARY 2023	Car	37	11.75%	$8,837	23.41%	58.78%
	CUV	348	26.42%	$7,859	17.40%	38.03%
	SUV	53	36.81%	$12,680	15.02%	33.55%
	Truck	74	17.13%	$8,603	15.65%	30.97%

	Total/Average	512	23.19%	$8,536	17.04%	37.02%

MARCH 2023	Car	58	17.42%	$9,433	23.10%	59.68%
	CUV	340	23.56%	$8,525	19.15%	40.83%
	SUV	41	26.62%	$6,849	8.54%	18.73%
	TRUCK	86	15.30%	$8,514	15.92%	30.56%

	Total/Average	525	21.07%	$8,493	17.56%	37.43%